Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Restricted investments	R 6,044	R 5,687
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	3,665	3,385
Cash equivalents
Disclosure of financial assets [line items]
Restricted investments	74	58
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,494	1,493
Government bonds
Disclosure of financial assets [line items]
Restricted investments	401	234
Equity investments
Disclosure of financial assets [line items]
Restricted investments	335	305
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	61	198
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 6,030	R 5,673	R 5,244